Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Other Nonoperating Income	$ 0	$ 21,197
Capital Loss Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount		$ 390,609
Other Tax Carryforward, Expiration Dates 1		2015